Note 7 - Income Tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income before income tax		$ 1,103,107	$ 427,711	$ 34,430
Tax calculated at the tax rate in each country		207,422	6,456	(91,628)
Non taxable income / Non deductible expenses, net		(57,591)	40,298	51,062
Changes in the tax rates		1,824	(62,968)	4,720
Effect of currency translation on tax base	[1]	77,552	(922)	105,758
Accrual / Utilization of previously unrecognized tax losses				(52,810)
Tax charge		$ 229,207	$ (17,136)	$ 17,102

[1]	Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries (mainly Argentina and Mexico), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax bases of the relevant assets will not result in any deduction / obligation for tax purposes in future periods